Organization and Principal Activities - Schedule of Company’s Subsidiaries (Details)	12 Months Ended
Dec. 31, 2025
NewGenIvf Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A Cayman Islands company ● Incorporated on 16 January, 2019
Ownership %	100.00%
Principal activity	Investment holding
FFPGS (HK) Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A Hong Kong company ● Incorporated on December 19, 2019
Ownership %	100.00%
Principal activity	Marketing and administrative services
Well Image Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A Hong Kong company ● Incorporated on July 11, 2008
Ownership %	100.00%
Principal activity	Investment holding
Med Holdings Limited (“Med Holdings”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A Thailand company ● Incorporated on January 21, 2015
Ownership %	49.00% [1]
Principal activity	Investment holding
First Fertility PGS Center Limited (“FFC”) (Note) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A Thailand company ● Incorporated on March 6, 2014
Ownership %	74.00%
Principal activity	Provision of IVF treatment
First Fertility Phnom Penh Limited (“FFPP”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A Cambodia company ● Incorporated on August 10, 2015
Ownership %	100.00%
Principal activity	Provision of IVF treatment
Bi Clinic Ltd (“FFBi”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A Kyrgyzstan company ● Incorporated on December 16, 2021 ● Acquired on December 17, 2024
Ownership %	100.00%
Principal activity	Provision of IVF treatment, surrogacy and ancillary caring services
MicroSort Lab Services LLC [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A US company ● Incorporated on June 16, 2025
Ownership %	100.00%
Principal activity	Specialized applications, in provision of IVF treatment
NewGenDigital Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A BVI company ● Incorporated on January 21, 2025
Ownership %	100.00%
Principal activity	Investment Holding
NewGenProperty Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A BVI company ● Incorporated on September 18, 2025
Ownership %	100.00%
Principal activity	Investment Holding
HyFi Innovations Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A Hong Kong company ● Incorporated on October 20, 2025
Ownership %	100.00%
Principal activity	Tokenization Service
NewGenBiz Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A BVI company ● Incorporated on January 13, 2026
Ownership %	100.00%
Principal activity	Investment Holding
NewGenOman Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A BVI company ● Incorporated on February 2, 2026
Ownership %	100.00%
Principal activity	Investment Holding
Alfred Siu Charitable Foundation Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A Hong Kong Foundation ● Incorporated on February 27, 2026
Ownership %	100.00%
Principal activity	Charitable activities
Shenzhen Qianhai Fengtai Renhui Health Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A PRC China company● Disposed on July 29, 2025
Ownership %	100.00%
Principal activity	Marketing services

[1]	Where less than 50% of the equity of an investee is held, the Company (through its subsidiaries) holds significantly more voting rights than any other vote holder or organized company of vote holders. An assessment has been made, taking into account all the factors relevant to the relationship with the investee, to ascertain control has been established and the investee should be consolidated as a subsidiary of the Company.